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                                      [LOGO]VALUE LINE, INC.

                                       220 EAST 42ND STREET
                                  NEW YORK, NEW YORK 10017-5891
                          PHONE:  (212) 907-1500 / FAX: (212) 818-9747


                                                                    MAY 3, 2000




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:  Value Line Income and Growth Fund, Inc.
           File #2-11153;    811-612
           Rule 497(j)
           ---------------------------------------

Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

                                                         Very truly yours

                                                         /s/ Peter D. Lowenstein

                                                         Peter D. Lowenstein

PDL:psp